As filed with the Securities and Exchange Commission on April 22, 2016

File Nos. 333-188521 and 811-22842

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 59

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 61
_____________________________________________________________________________________________
FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Alison Fuller
Stradley Ronon Stevens & Young, LLP
1250 Connecticut Ave, N.W. Suite 500
Washington, D.C.  20006-2652

Copies to:
Zachary Tackett
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 59 is filed for the sole purpose of submitting XBRL exhibit for the risk/return summary first provided in PEA No. 54 to the Trust’s Registration Statement. Although Registrant previously included appropriate exhibits containing risk/return summary information in interactive data format in PEA No. 57, PEA No. 57 inadvertently omitted the requisite facing sheet and signature page. This PEA No. 59 is intended to be corrective in nature, as it includes an appropriate facing sheet and signature page.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on  April 22, 2016 .

Forum Funds II

/s/ Jessica Chase
Jessica Chase, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on  April 22, 2016 .

(a)	Principal Executive Officer

/s/ Jessica Chase
Jessica Chase
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees
/s/ Stacey E. Hong
Stacey E. Hong, Trustee*
John Y. Keffer, Trustee*
David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

By:	/s/ Karen Shaw
Karen Shaw
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase